PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT
Schedule of movements in property and equipment and related accumulated depreciation

The movements in property and equipment and related accumulated depreciation during the years ended 31 December 2023 and 2022 were as follows:

	1 January			31 December
	2023	Additions	Disposals	2023

Cost:
Motor vehicles	72,365	72	—	72,437
Furniture and fixtures (*)	828,757	125,247	(10,538)	943,466
Leasehold improvements	218,412	11,974	(772)	229,614

Total	1,119,534	137,293	(11,310)	1,245,517

Accumulated depreciation:
Motor vehicles	(13,581)	(14,195)	—	(27,776)
Furniture and fixtures	(411,252)	(138,579)	3,349	(546,482)
Leasehold improvements	(137,784)	(31,288)	556	(168,516)

Total	(562,617)	(184,062)	3,905	(742,774)

Net book value	556,917			502,743
(*)	Addition of furniture and fixtures mainly comprise of purchased computers, servers and machine equipment investments in the Group’s operation center.

	1 January			Acquisition	31 December
	2022	Additions	Disposals	of subsidiary	2022

Cost:
Motor vehicles	8,672	63,693	—	—	72,365
Furniture and fixtures (*)	590,989	244,960	(7,238)	46	828,757
Leasehold improvements	196,182	22,230	—	—	218,412

Total	795,843	330,883	(7,238)	46	1,119,534

Accumulated depreciation:
Motor vehicles	(5,456)	(8,125)	—	—	(13,581)
Furniture and fixtures	(311,732)	(105,936)	6,416	—	(411,252)
Leasehold improvements	(109,654)	(28,130)	—	—	(137,784)

Total	(426,842)	(142,191)	6,416	—	(562,617)

Net book value	369,001				556,917

(*) Addition of furniture and fixtures mainly comprise of purchased computers, servers and machine equipment investments in the Group’s operation center.